Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	$ 571
Depreciation, right-of-use assets	(21)	$ (25)	$ (27)
Right-of-use assets, ending balance	548	571
Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	41
Depreciation, right-of-use assets	(1)	(1)	(1)
Right-of-use assets, ending balance	40	41
Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	513
Depreciation, right-of-use assets	(14)	(13)	(13)
Right-of-use assets, ending balance	499	513
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	17
Depreciation, right-of-use assets	(6)	(11)	(13)
Right-of-use assets, ending balance	9	17
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	772	770
Additions to right-of-use assets		9
Disposals of right-of-use-assets	(2)	(7)
Increase (decrease) through other changes, right-of-use-assets	(2)
Right-of-use assets, ending balance	768	772	770
Cost [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	56	56
Additions to right-of-use assets		0
Disposals of right-of-use-assets	0	0
Increase (decrease) through other changes, right-of-use-assets	0
Right-of-use assets, ending balance	56	56	56
Cost [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	674	674
Additions to right-of-use assets		0
Disposals of right-of-use-assets	0	0
Increase (decrease) through other changes, right-of-use-assets	0
Right-of-use assets, ending balance	674	674	674
Cost [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	42	40
Additions to right-of-use assets		9
Disposals of right-of-use-assets	(2)	(7)
Increase (decrease) through other changes, right-of-use-assets	(2)
Right-of-use assets, ending balance	38	42	40
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(201)	(183)
Disposals of right-of-use-assets	2	7
Depreciation, right-of-use assets	(21)	(25)
Right-of-use assets, ending balance	(220)	(201)	(183)
Accumulated depreciation [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(15)	(14)
Disposals of right-of-use-assets	0	0
Depreciation, right-of-use assets	(1)	(1)
Right-of-use assets, ending balance	(16)	(15)	(14)
Accumulated depreciation [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(161)	(148)
Disposals of right-of-use-assets	0	0
Depreciation, right-of-use assets	(14)	(13)
Right-of-use assets, ending balance	(175)	(161)	(148)
Accumulated depreciation [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(25)	(21)
Disposals of right-of-use-assets	2	7
Depreciation, right-of-use assets	(6)	(11)
Right-of-use assets, ending balance	$ (29)	$ (25)	$ (21)